John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 13.7%				$160,862,843
(Cost $160,146,578)
U.S. Government 13.7%				160,862,843
U.S. Treasury
Note	3.125	08-31-27	8,091,000	7,927,916
Note	3.875	12-31-27	76,145,000	75,954,618
Note	4.125	01-31-27	5,000,000	5,010,938
Note	4.125	11-15-27	7,000,000	7,025,977
Note	4.125	07-31-28	24,600,000	24,714,352
Note	4.250	01-15-28	694,000	699,151
Note	4.250	06-30-29	6,012,000	6,068,597
Note	4.250	01-31-30	20,090,000	20,300,317

Note	4.375	08-31-28	13,000,000	13,160,977
Foreign government obligations 0.3%				$3,677,160
(Cost $3,630,905)
Saudi Arabia 0.3%				3,677,160
Kingdom of Saudi Arabia Bond (A)	5.125	01-13-28	3,636,000	3,677,160

Corporate bonds 65.9%				$775,960,601
(Cost $768,101,060)
Communication services 3.4%				39,895,046
Diversified telecommunication services 0.9%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,911,206
AT&T, Inc.	2.300	06-01-27	3,000,000	2,856,048
IHS Holding, Ltd. (A)	7.875	05-29-30	716,000	713,478
Iliad Holding SASU (A)	7.000	10-15-28	4,000,000	4,070,448
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,271,130
Media 1.5%
CCO Holdings LLC (A)	5.000	02-01-28	2,050,000	1,999,547
CCO Holdings LLC (A)	5.125	05-01-27	5,836,000	5,755,588
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,000,000	1,704,846
Paramount Global	3.375	02-15-28	1,000,000	957,254
Paramount Global	3.700	06-01-28	3,995,000	3,835,530
Sirius XM Radio, Inc. (A)	5.000	08-01-27	1,500,000	1,479,405
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	2,500,000	2,392,723
Wireless telecommunication services 0.5%
Millicom International Cellular SA (A)	5.125	01-15-28	3,600,000	3,486,934
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,460,909
Consumer discretionary 5.9%				69,265,449
Automobile components 0.1%
Dealer Tire LLC (A)	8.000	02-01-28	1,250,000	1,233,763
Automobiles 2.5%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,346,152
Ford Motor Credit Company LLC	5.113	05-03-29	1,000,000	972,253
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,790,741
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	2,014,235
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	2,006,328
General Motors Financial Company, Inc.	5.350	07-15-27	3,000,000	3,032,966
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	2,020,108
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,021,247
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	$2,976,505
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,378,476
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,900,917
Hotels, restaurants and leisure 1.9%
Carnival Corp. (A)	4.000	08-01-28	3,447,000	3,312,395
CEC Entertainment LLC (A)	6.750	05-01-26	3,000,000	2,994,902
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,544,927
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,058,933
NCL Corp., Ltd. (A)	5.875	02-15-27	2,000,000	2,005,004
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	3,461,000	3,313,091
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,185,000	2,188,852
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,000,000	1,004,718
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,027,400
Household durables 1.0%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,223,592
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,546,147
Newell Brands, Inc.	6.375	09-15-27	4,000,000	4,044,412
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	3,032,754
Specialty retail 0.4%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,924,209
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,800,000	1,350,422
Consumer staples 1.9%				22,163,520
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,985,453
Consumer staples distribution and retail 0.3%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,986,574
Food products 1.4%
Camposol SA (A)	6.000	02-03-27	4,195,000	4,169,081
JBS USA LUX SA	2.500	01-15-27	6,500,000	6,243,295
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,924,823
NBM US Holdings, Inc. (A)	7.000	05-14-26	1,850,000	1,854,294
Energy 8.1%				95,914,436
Oil, gas and consumable fuels 8.1%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,497,100
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	831,622
Continental Resources, Inc.	4.375	01-15-28	7,100,000	6,992,571
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,062,829
Energy Transfer LP	4.750	01-15-26	2,000,000	1,999,377
Energy Transfer LP	5.500	06-01-27	4,000,000	4,061,627
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	3,273,000	3,277,887
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	3,000,000	2,983,655
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,398,873
Genesis Energy LP	8.250	01-15-29	3,000,000	3,093,831
Hess Corp.	4.300	04-01-27	4,000,000	3,973,250
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,999,717
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	3,080,000	3,249,917
MPLX LP	1.750	03-01-26	1,500,000	1,457,419
MPLX LP	4.000	03-15-28	3,000,000	2,942,075
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,524,789
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,860,498
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	5.550	11-01-26	6,000,000	$6,083,917
Ovintiv, Inc.	5.650	05-15-25	3,500,000	3,503,615
Parkland Corp. (A)	5.875	07-15-27	5,300,000	5,300,673
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,216,058
South Bow USA Infrastructure Holdings LLC (A)	4.911	09-01-27	3,000,000	3,002,477
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,702,827
Var Energi ASA (A)	5.000	05-18-27	3,000,000	3,011,052
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,720,052
Venture Global LNG, Inc. (A)	8.125	06-01-28	4,000,000	4,166,728
Financials 22.6%				266,213,600
Banks 13.1%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,957,505
Bank of America Corp. (3.384% to 4-2-25, then Overnight SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,995,824
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,000,000	3,026,591
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	2,000,000	2,025,349
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,099,239
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	3,000,000	3,218,922
BPCE SA (A)	5.203	01-18-27	2,000,000	2,022,980
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,031,342
Citigroup, Inc.	4.450	09-29-27	1,000,000	993,669
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,000,000	2,986,990
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,049,238
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	6,000,000	6,282,964
Fifth Third Bank NA (4.967% to 1-28-27, then Overnight SOFR + 0.810%)	4.967	01-28-28	5,000,000	5,030,247
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	4,000,000	3,989,766
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	5,000,000	5,094,134
JPMorgan Chase & Co. (5.571% to 4-22-27, then Overnight SOFR + 0.930%)	5.571	04-22-28	15,000,000	15,281,964
KeyBank NA	5.850	11-15-27	4,500,000	4,628,100
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,532,441
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,560,966
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	4,507,000	4,521,166
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,073,000	2,076,437
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,500,000	2,479,575
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	3,200,000	3,203,355
Popular, Inc.	7.250	03-13-28	3,250,000	3,374,179
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,333,460
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,992,693
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,995,811
Societe Generale SA (A)	5.250	02-19-27	3,000,000	3,018,502
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)	10.000	11-14-28	5,000,000	5,460,435
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,499,908
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	5,004,190
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	2,500,000	2,534,251
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then Overnight SOFR + 1.322%)	5.812	06-12-26	5,000,000	5,013,828
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,038,396
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,913,625
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,380,753
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	2,500,000	2,563,407
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	$15,304,678
Capital markets 4.5%
Ares Capital Corp.	7.000	01-15-27	2,800,000	2,898,176
Ares Strategic Income Fund (A)	5.700	03-15-28	4,000,000	4,029,114
Blackstone Private Credit Fund	3.250	03-15-27	4,000,000	3,856,732
Blackstone Private Credit Fund (A)	4.950	09-26-27	1,500,000	1,488,904
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,550,077
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	6,000,000	6,091,720
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,931,052
Morgan Stanley (4.210% to 4-20-27, then Overnight SOFR + 1.610%)	4.210	04-20-28	4,500,000	4,457,621
Morgan Stanley (4.679% to 7-17-25, then Overnight SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,999,067
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	1,500,178
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (B)	3.700	03-20-26	2,000,000	1,955,724
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,374,679
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,229,911
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	3,750,000	3,736,195
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(B)	4.875	02-12-27	3,000,000	2,910,867
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	6,000,000	6,172,453
Consumer finance 0.9%
Ally Financial, Inc.	4.750	06-09-27	2,000,000	1,996,919
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	2,000,000	2,083,603
OneMain Finance Corp.	7.125	03-15-26	1,250,000	1,274,782
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,069,933
Financial services 1.7%
Antares Holdings LP (A)	7.950	08-11-28	3,281,000	3,482,313
Apollo Debt Solutions BDC (A)	6.900	04-13-29	500,000	523,331
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	5,000,000	5,049,058
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	5,013,674
Corebridge Global Funding (A)	5.750	07-02-26	1,500,000	1,523,844
HPS Corporate Lending Fund (A)	5.450	01-14-28	4,500,000	4,512,933
Insurance 2.1%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	4,043,055
American National Group, Inc.	5.000	06-15-27	2,500,000	2,499,701
Athene Global Funding (A)	5.516	03-25-27	4,000,000	4,063,608
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,699,222
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,532,935
CNO Global Funding (A)	4.875	12-10-27	3,000,000	3,004,095
CNO Global Funding (A)	5.875	06-04-27	3,250,000	3,331,032
GA Global Funding Trust (A)	2.250	01-06-27	2,000,000	1,911,295
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	3.625	07-15-26	2,000,000	1,946,231
Starwood Property Trust, Inc. (A)	4.375	01-15-27	2,000,000	1,952,686
Health care 3.4%				40,727,865
Biotechnology 0.5%
Amgen, Inc.	2.200	02-21-27	2,500,000	2,394,116
Amgen, Inc.	5.150	03-02-28	4,000,000	4,066,317
Health care equipment and supplies 0.7%
Solventum Corp.	5.450	02-25-27	5,500,000	5,589,544
Varex Imaging Corp. (A)	7.875	10-15-27	2,080,000	2,134,477
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 1.2%
Centene Corp.	2.450	07-15-28	4,500,000	$4,099,810
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	952,141
HCA, Inc.	3.125	03-15-27	2,550,000	2,474,930
HCA, Inc.	4.500	02-15-27	1,200,000	1,195,382
HCA, Inc.	5.250	06-15-26	2,000,000	2,008,151
Rede D’or Finance Sarl (A)	4.950	01-17-28	4,000,000	3,893,075
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.809	05-08-27	337,000	344,104
Pharmaceuticals 1.0%
Organon & Company (A)	4.125	04-30-28	2,500,000	2,378,066
Royalty Pharma PLC	1.750	09-02-27	1,000,000	931,531
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	5,000,000	4,837,364
Utah Acquisition Sub, Inc.	3.950	06-15-26	3,466,000	3,428,857
Industrials 8.8%				103,357,537
Aerospace and defense 1.2%
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,022,127
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,580,537
The Boeing Company	3.250	02-01-28	5,500,000	5,254,871
The Boeing Company	6.259	05-01-27	3,000,000	3,081,860
Commercial services and supplies 1.3%
Albion Financing 1 Sarl (A)	6.125	10-15-26	4,803,000	4,812,102
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	3,336,306
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,845,863
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,800,632
Construction and engineering 0.9%
MasTec, Inc. (A)	4.500	08-15-28	4,500,000	4,406,919
Quanta Services, Inc.	4.750	08-09-27	5,000,000	5,007,980
Williams Scotsman, Inc. (A)	6.125	06-15-25	1,798,000	1,799,402
Electrical equipment 0.4%
Regal Rexnord Corp.	6.050	02-15-26	3,434,000	3,462,959
Regal Rexnord Corp.	6.050	04-15-28	1,500,000	1,534,062
Ground transportation 0.4%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,745,771
Penske Truck Leasing Company LP (A)	6.050	08-01-28	1,500,000	1,558,062
Passenger airlines 3.7%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	9,088,710
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	2,540,034	2,563,408
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,074,451	3,073,225
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	326,834	329,899
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	5,011,945	4,910,661
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,072,643	1,039,773
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	606,838	574,674
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,143,946	1,130,915
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	1,714,048	1,698,184
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,091,088	1,997,079
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,220	2,361,829
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,409,097
Mileage Plus Holdings LLC (A)	6.500	06-20-27	2,000,000	2,013,688
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,896,623	1,872,515
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	904,575	855,007
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	906,384	864,235
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	228,264	$224,342
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	4,262,146	4,337,383
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,344,000	1,338,794
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,857,134
Air Lease Corp.	2.200	01-15-27	2,000,000	1,913,792
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,653,740
Information technology 2.1%				25,340,765
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	5.050	04-05-27	3,000,000	3,036,620
IT services 0.7%
CDW LLC	2.670	12-01-26	2,000,000	1,926,513
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,956,164
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,316,474
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	5.050	07-12-27	5,000,000	5,060,867
Micron Technology, Inc.	4.185	02-15-27	2,500,000	2,482,292
Technology hardware, storage and peripherals 0.5%
Dell International LLC	6.020	06-15-26	2,549,000	2,585,808
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,976,027
Materials 2.8%				32,512,416
Chemicals 0.7%
Braskem Netherlands Finance BV (A)	4.500	01-10-28	1,000,000	928,977
EIDP, Inc.	4.500	05-15-26	4,000,000	4,002,313
FMC Corp.	5.150	05-18-26	3,500,000	3,501,850
Construction materials 0.3%
Cemex SAB de CV (9.125% to 6-14-28, then 5 Year CMT + 5.157%) (A)(B)	9.125	03-14-28	3,000,000	3,069,881
Containers and packaging 0.9%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,000,000	1,990,189
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	2,000,000	1,998,050
Sonoco Products Company	4.450	09-01-26	2,000,000	1,993,929
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,978,391
Trivium Packaging Finance BV (A)	8.500	08-15-27	1,000,000	998,519
Metals and mining 0.9%
CSN Islands XI Corp. (A)	6.750	01-28-28	3,000,000	2,876,538
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	3,450,000	3,476,172
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,697,607
Real estate 2.8%				32,604,010
Diversified REITs 0.2%
Global Net Lease, Inc. (A)	3.750	12-15-27	2,468,000	2,333,696
Health care REITs 0.3%
Diversified Healthcare Trust (A)(C)	5.401	01-15-26	3,750,000	3,578,182
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,296,914
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,452,374
Boston Properties LP	3.650	02-01-26	2,000,000	1,976,398
Specialized REITs 1.9%
American Tower Corp.	3.550	07-15-27	6,000,000	5,856,685
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
Crown Castle, Inc.	2.900	03-15-27	3,000,000	$2,899,924
GLP Capital LP	5.250	06-01-25	3,700,000	3,700,000
GLP Capital LP	5.375	04-15-26	1,115,000	1,118,584
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,921,345
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,465,840
VICI Properties LP	4.750	02-15-28	4,000,000	4,004,068
Utilities 4.1%				47,965,957
Electric utilities 3.0%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,016,309
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-09-26	3,000,000	2,880,414
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	2,015,984
Eversource Energy	4.750	05-15-26	3,000,000	3,005,740
FirstEnergy Corp.	3.900	07-15-27	4,000,000	3,920,100
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,090,640
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	3,000,000	3,346,178
Pacific Gas & Electric Company	2.100	08-01-27	3,000,000	2,800,925
PG&E Corp.	5.000	07-01-28	6,000,000	5,844,947
Independent power and renewable electricity producers 0.8%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	3,000,000	3,085,005
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,927,009
Vistra Operations Company LLC (A)	5.050	12-30-26	3,000,000	3,010,143
Multi-utilities 0.3%

Sempra	5.400	08-01-26	3,000,000	3,022,563

Term loans (D) 0.2%				$2,336,239
(Cost $2,326,627)
Consumer discretionary 0.1%				1,126,488
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (3 month CME Term SOFR + 2.250%)	6.563	01-27-31	1,126,488	1,126,488
Consumer staples 0.1%				994,021
Food products 0.1%
Fiesta Purchaser, Inc., Initial Term Loan (1 month CME Term SOFR + 3.250%)	7.574	01-31-31	995,006	994,021
Information technology 0.0%				215,730
Software 0.0%

Clearwater Analytics LLC, Term Loan B (E)	TBD	02-07-32	216,000	215,730

Collateralized mortgage obligations 2.2%				$26,417,769
(Cost $26,672,458)
Commercial and residential 1.8%				22,010,781
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	711,638	707,684
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	69,379	67,392
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	426,308	415,951
COLT Mortgage Loan Trust
Series 2020-3, Class A1 (A)(F)	1.506	04-27-65	41,666	40,370
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	565,442	553,332
Ellington Finacial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,954,389	2,968,389
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	2,000,000	$2,062,752
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(G)	6.003	05-15-41	3,000,000	3,011,250
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(G)	5.526	03-15-38	1,407,000	1,399,965
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,063,000	1,922,685
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(F)	3.500	10-25-59	167,896	157,749
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(F)	2.275	02-25-50	5,979	5,715
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(G)	5.750	03-15-42	3,000,000	2,992,500
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	1,350,000	1,362,880
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	999,502
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	27,013	26,372
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	87,012	81,742
Series 2021-SJ2, Class A1A (A)(F)	2.250	12-25-61	644,336	621,738
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(G)	6.526	07-15-39	3,000,000	2,612,813
U.S. Government Agency 0.4%				4,406,988
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(G)	5.852	10-25-41	2,413,733	2,430,269
Federal National Mortgage Association
Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(G)	5.303	01-25-45	1,974,863	1,976,719

Asset-backed securities 16.7%				$196,694,168
(Cost $194,761,688)
Asset-backed securities 16.7%				196,694,168
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,481,783	1,462,083
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,992,895
Series 2023-2A, Class A2 (A)	6.500	11-16-48	3,250,000	3,332,329
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	2,011,409	2,023,636
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	1,693,686	1,714,861
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	908,205	871,484
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,018,808
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,541,783
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	4.820	08-13-32	2,131,000	2,159,726
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	837,992	820,539
Blue Stream Issuer LLC
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,188,384
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(G)	5.102	01-25-70	521,700	520,372
Carmax Auto Owner Trust
Series 2025-1, Class A3	4.840	01-15-30	1,422,000	1,438,553
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	484,583	448,258
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,476,148	$3,306,345
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,830,000	2,860,035
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	497,602
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	3,099,433
Series 2021-1A, Class A1 (A)	1.530	03-15-61	1,884,895	1,798,109
Series 2022-1A, Class A1 (A)	5.970	08-15-62	4,885,652	4,913,719
Chase Auto Credit Linked Notes
Series 2021-3, Class D (A)	1.009	02-26-29	40,400	40,194
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	1,415,891	1,426,290
Series 2024-1A, Class A1 (A)	5.520	05-15-36	967,025	978,292
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,623,913	2,430,112
CNH Equipment Trust
Series 2022-B, Class A3	3.890	11-15-27	1,761,293	1,753,193
Series 2024-C, Class A3	4.030	01-15-30	2,000,000	1,986,698
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,000,000	1,939,873
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,628,097
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,476,590	2,428,992
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,543,841
Series 2024-2, Class A3 (A)	4.590	08-22-30	2,000,000	2,009,982
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	782,289
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	1,000,000	1,014,311
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,165,461
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,177,997	2,067,208
Series 2022-1A, Class A2 (A)	7.393	10-20-52	1,192,314	1,208,815
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(G)	5.466	07-25-69	233,473	233,165
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	202,224	197,950
Enterprise Fleet Financing
Series 2025-1, Class A3 (A)	4.820	02-20-29	1,133,000	1,143,458
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	744,702	750,154
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,504,121
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,009,086
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,512,574
Frontier Issuer LLC
Series 2023-1, Class B (A)	8.300	08-20-53	2,780,000	2,879,907
Series 2024-1, Class C (A)	11.160	06-20-54	382,000	432,355
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3	4.620	12-17-29	2,824,000	2,843,611
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,941,115
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(G)	6.262	01-25-32	3,000,000	3,004,077
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	2,023,645
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,517,715
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Harley-Davidson Motorcycle Trust
Series 2024-B, Class A3	4.310	07-16-29	1,000,000	$999,920
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,131,127
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	1,439,996	1,463,170
Series 2024-3A, Class A (A)	4.980	08-27-40	2,746,157	2,761,052
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,627,125
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,853,000	3,680,933
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	723,380
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 (A)	4.830	01-18-28	1,422,000	1,434,427
Hyundai Auto Receivables Trust
Series 2024-A, Class A3	4.990	02-15-29	2,750,000	2,776,120
Jersey Mike’s Funding LLC
Series 2019-1A, Class A2 (A)	4.433	02-15-50	2,382,930	2,363,472
John Deere Owner Trust
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,724,041
Series 2024-C, Class A3	4.060	06-15-29	2,426,000	2,411,756
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	1,750,000	1,763,301
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	429,952	430,292
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (A)	6.350	10-20-52	2,000,000	2,042,537
Series 2022-1A, Class B (A)	7.460	10-20-52	400,000	411,447
Series 2023-1A, Class A2 (A)	6.560	04-20-53	1,043,000	1,077,180
MMAF Equipment Finance LLC
Series 2022-B, Class A3 (A)	5.610	07-10-28	1,806,805	1,811,462
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,033,704	1,027,823
Series 2022-2A, Class A (A)	6.110	10-21-41	767,724	782,849
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(G)	6.026	10-15-31	29,751	29,783
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,887,500	2,683,522
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,000,000	1,860,097
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,000,000	1,818,205
NMEF Funding LLC
Series 2023-A, Class B (A)	6.830	06-17-30	2,000,000	2,061,175
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,016,703
PFS Financing Corp.
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	2,021,287
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,035,484
Series 2025-B, Class A (A)	4.850	02-15-30	2,000,000	2,017,078
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 (A)	4.900	05-15-31	1,600,000	1,605,870
Progress Residential Trust
Series 2021-SFR2, Class B (A)	1.796	04-19-38	5,000,000	4,881,828
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,289,189
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	1,250,000	1,253,737
SCF Equipment Trust LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	2,750,000	2,789,730
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,940,596
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	2,505,722	$2,517,262
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	2,835,000	2,817,851
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	1,390,936	1,412,291
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(G)	5.176	10-15-35	103,150	103,028
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,056,000	2,973,138
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(G)	5.026	04-17-38	913,454	907,817
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(G)	5.762	02-17-42	1,820,000	1,825,850
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,581,372
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(F)	0.918	02-25-63	224,103	219,284
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,122,917	2,877,198
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	472,579	479,092
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	573,774
Verizon Master Trust
Series 2024-4, Class A1A	5.210	06-20-29	3,000,000	3,030,899
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,264,332
Volvo Financial Equipment LLC
Series 2024-1A, Class A3 (A)	4.290	10-16-28	1,500,000	1,497,164
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	2,718,100	2,748,655
Series 2024-3A, Class A1 (A)	4.800	09-19-39	1,250,000	1,257,008
Willis Engine Structured Trust IV
Series 2018-A, Class A (A)	4.750	09-15-43	1,459,532	1,446,827
Willis Engine Structured Trust V
Series 2020-A, Class B (A)	4.212	03-15-45	2,970,313	2,805,874
Series 2020-A, Class C (A)	6.657	03-15-45	365,992	361,184
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	1,895,985	1,962,969
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	675,500	624,823
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (A)	11.170	04-20-54	3,000,000	3,253,243

Total investments (Cost $1,155,639,316) 99.0%	$1,165,948,780
Other assets and liabilities, net 1.0%	11,518,272
Total net assets 100.0%	$1,177,467,052

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $510,648,776 or 43.4% of the fund’s net assets as of 2-28-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	84.3%
Canada	3.2%
United Kingdom	2.9%
France	2.3%
Luxembourg	1.8%
Other countries	5.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2025, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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